COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

26.COMMITMENTS AND CONTINGENCIES

(a) Operating Leases

The Company leases facilities in the PRC under non-cancelable operating leases expiring on different dates. Total rental expense under all operating leases was RMB19,806,000, RMB20,568,000 and RMB22,100,000(US$3,412,000) for the years ended December 31, 2013, 2014 and 2015, respectively.

As of December 31, 2015, the Company had future minimum lease payments under non-cancelable operating leases with initial terms of one-year or more in relation to office premises consist of the following:

	December 31, 2015
	RMB’000	US$’000

2016	22,156	3,420
2017	9,363	1,445
2018	160	25

	31,679	4,890

(b) Purchase Commitments

As of December 31, 2015, the Company had outstanding purchase commitments in relation to bandwidth and cloud infrastructure of RMB470,227,000 (US$72,590,000).

(c) Contingencies

The Company and certain of its current and former officers and directors have been named as defendants in a putative shareholder class action lawsuit filed in the United States District Court for the Central District of California filed on October 9, 2015. The action — purportedly brought on behalf of a class of persons who allegedly suffered damages as a result of their trading activities related to our ADSs from March 27, 2015 to August 20, 2015 — alleges that certain of our statements in press releases, quarterly earnings calls, and an SEC filing contained misstatements or omissions related to our High Performance Cloud Cache platform and asserts claims under Sections 10(b) and 20(a) of the U.S. Securities Exchange Act. On January 5, 2016, the court appointed a lead plaintiff and approved the lead plaintiff’s selection of lead counsel.  On February 19, 2016, the lead plaintiff filed a First Amended Complaint. On April 4, 2016, the Company filed a motion to dismiss the First Amended Complaint.

As the action remains in its preliminary stages, the Company’s management is unable to express any opinion on the likelihood of an unfavorable outcome or any estimate of the amount or range of any potential loss.